Statutory Reserves and Restricted Net Assets	12 Months Ended
Dec. 31, 2022
Statutory Reserves and Restricted Net Assets
Statutory Reserves and Restricted Net Assets

22.  Statutory Reserves and Restricted Net Assets

Relevant PRC laws and regulations permit payments of dividends by the Group’s entities incorporated in the PRC only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. In addition, the Group’s entities in the PRC are required to annually appropriate 10% of their net after-tax income to the statutory general reserve fund prior to payment of any dividends, unless such reserve funds have reached 50% of their respective registered capital. As a result of these and other restrictions under PRC laws and regulations, the Group’s entities and the VIE subsidiary incorporated in the PRC are restricted in their ability to transfer a portion of their net assets to the Company either in the form of dividends, loans or advances, which restricted portion as calculated under U.S. GAAP amounted to US$283,655 and US$392,612 as of December 31, 2021 and 2022. There are no significant differences between U.S. GAAP and PRC accounting standards in connection with the reported net assets of the legally owned subsidiaries in the PRC and the VIE. Even though the Company currently does not require any such dividends, loans or advances from the PRC entities for working capital and other funding purposes, the Company may in the future require additional cash resources from them due to changes in business conditions, to fund future acquisitions and development, or merely to declare and pay dividends or distributions to its shareholders. Except for the above, there is no other restriction on use of proceeds generated by the Group’s subsidiaries and the VIE to satisfy any obligations of the Company.

For the year ended December 31, 2022, the Company performed a test on the restricted net assets of subsidiaries and VIE in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that the restricted net assets exceeded 25% of the consolidated net assets of the Company as of December 31, 2022 and the condensed financial information of the Company (referred to as the “Parent Company” below) are required to be presented.

Condensed Financial Information of the Parent Company

(All amounts in US$ thousands (“US$”), except for share and per share data, unless otherwise noted)

Balance Sheet

	As of December 31,
	2021	2022
ASSETS
Current assets:
Cash and cash equivalents	15,833	4,685
Amounts due from subsidiaries	346,859	318,017
Prepayments and other current assets	13,345	596
Total current assets	376,037	323,298
Non-current assets:
Investment in subsidiaries and VIE	753,005	651,044
Total non-current assets	753,005	651,044
Total assets	1,129,042	974,342
LIABILITIES AND SHAREHOLDERS’ EQUITY
Liabilities
Accruals and other current liabilities	6,897	5,171
Other non-current liabilities	8,484	7,004
Total liabilities	15,381	12,175
Shareholders’ equity:
Ordinary shares (US$0.00005 par value; nil shares authorized, issued and outstanding as of December 31, 2021 and 2022, respectively)	—	—
Class A ordinary shares (US$0.00005 par value; 600,000,000 and 800,000,000 shares authorized as of December 31, 2021 and 2022, respectively; 491,846,560 and 499,146,560 shares issued as of December 31, 2021 and 2022, respectively; 480,241,752 and 473,550,229 shares outstanding as of December 31, 2021 and 2022, respectively)	25	25
Class B ordinary shares (US$0.00005 par value; 200,000,000 and 200,000,000 shares authorized as of December 31, 2021 and 2022, respectively; 79,400,000 and 79,400,000 shares issued and outstanding as of December 31, 2021 and 2022, respectively)	4	4
Treasury stock (US$0.00005 par value; 11,604,808 and 25,596,331 shares as of December 31, 2021 and 2022, respectively)	(46,930)	(86,438)
Additional paid-in capital	1,526,140	1,584,764
Accumulated other comprehensive income/(loss)	2,320	(22,115)
Accumulated deficit	(367,898)	(514,073)
Total shareholders’ equity	1,113,661	962,167
Total liabilities and shareholders’ equity	1,129,042	974,342

Statement of Comprehensive Loss

	Year Ended December 31,
	2020	2021	2022
Operation expense
General and administrative expenses	(784)	(2,927)	(3,013)
Share of loss of subsidiaries and VIE	(66,982)	(174,455)	(146,417)
Other operating expenses, net	(7)	—	—
Total operating expenses	(67,773)	(177,382)	(149,430)
Other non-operating income, net	—	1,958	2,904
Financial income, net	861	—	197
Foreign exchange gain	—	—	154
Loss before income tax expense	(66,912)	(175,424)	(146,175)
Net loss	(66,912)	(175,424)	(146,175)

Net loss attributable to ordinary shareholders	(66,912)	(175,424)	(146,175)

Net loss	(66,912)	(175,424)	(146,175)
Other comprehensive income/(loss)
Foreign currency translation	2,882	1,482	(14,942)
Changes in fair value of long-term investments	—	357	(9,493)
Total comprehensive loss	(64,030)	(173,585)	(170,610)

Statement of Cash Flows

	As of December 31,
	2020	2021	2022
Net cash generated from/(used in) operating activities	498	11,255	(1,408)
Advance to, and investment in subsidiaries	(151,719)	(1,037,244)	—
Proceeds from subsidiaries	—	—	28,842
Net cash (used in)/generated from investing activities	(151,719)	(1,037,244)	28,842
Proceeds from issuance of Class A ordinary shares upon U.S. IPO and related over-allotment option, net of cost of issuance	—	904,732	—
Payment for repurchase of ordinary shares	—	(64,000)	(48,678)
Proceeds from issuance of Class A ordinary shares upon the Dual Primary Listing, net of cost of issuance	—	—	9,057
Proceeds from issuance of ordinary shares prior to Initial Public Offering	—	200,000	—
Proceeds from exercise of share options	—	1,070	1,039
Subscription contributions from shareholders	10	—	—
Net cash generated from/(used in) financing activities	10	1,041,802	(38,582)
Effect of exchange rate changes on cash and cash equivalents, restricted cash	—	—	—
Net (decrease)/ increase in cash and cash equivalents	(151,211)	15,813	(11,148)
Cash and cash equivalents at the beginning of the year	151,231	20	15,833
Cash and cash equivalents at the end of the year	20	15,833	4,685